UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO StocksPLUS® Global Portfolio

Schedule of Investments

PIMCO Equity PVIT StocksPLUS® Global Portfolio

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.8%
ASSET-BACKED SECURITIES 16.8%
CAYMAN ISLANDS 7.0%
ACAS CLO Ltd.
2.215% due 07/18/2026	$900	$902
Ares CLO Ltd.
2.243% due 01/17/2024	1,100	1,102
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024	1,134	1,136
Avery Point CLO Ltd.
2.424% due 01/18/2025	500	500
Babson CLO Ltd.
0.000% due 10/17/2026 (a)	400	401
Carlyle Global Market Strategies CLO Ltd.
0.000% due 10/16/2025	600	601
Cent CLO Ltd.
0.000% due 07/27/2026	700	701
Flatiron CLO Ltd.
2.190% due 01/17/2026	1,800	1,801
2.247% due 10/25/2024	805	805
Galaxy CLO Ltd.
2.278% due 11/16/2025	700	700
Jamestown CLO Ltd.
0.000% due 01/17/2027 (a)	900	900
JMP Credit Advisors CLO Ltd.
2.203% due 04/30/2023	2,558	2,560
KVK CLO Ltd.
0.000% due 01/15/2026	600	600
Madison Park Funding Ltd.
1.275% due 02/26/2021	185	185
1.988% due 01/19/2025	1,100	1,100
Mariner CLO LLC
2.631% due 07/23/2026	900	901
Oak Hill Credit Partners Ltd.
0.000% due 07/20/2026	1,000	1,001
Octagon Investment Partners Ltd.
2.069% due 04/15/2026	800	799
OFSI Fund Ltd.
2.020% due 04/17/2025	500	501
Regatta Funding Ltd.
0.000% due 10/25/2026 (a)	300	301
Shackleton CLO Ltd.
2.240% due 10/20/2023	627	627
Staniford Street CLO Ltd.
2.311% due 06/15/2025	500	500
THL Credit Wind River CLO Ltd.
2.472% due 01/15/2026	600	602
Venture CLO Ltd.
2.392% due 01/15/2027	1,200	1,201
WhiteHorse Ltd.
2.235% due 02/03/2025	1,100	1,101

Total Cayman Islands		21,528

UNITED STATES 9.8%
Ally Auto Receivables Trust
1.490% due 11/15/2019	600	600
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	5,560	5,560
AVANT Loans Funding Trust
2.960% due 09/16/2019	600	601
Capital Auto Receivables Asset Trust
1.320% due 01/22/2019	2,456	2,455
CPS Auto Receivables Trust
1.620% due 01/15/2020	610	609
Dell Equipment Finance Trust
1.430% due 09/24/2018	1,000	1,000
Flagship Credit Auto Trust
1.930% due 12/15/2021	760	760
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,000	2,981
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	400	400
Navient Private Education Loan Trust
2.412% due 01/16/2035	2,206	2,227

Progress Residential Trust
2.443% due 09/17/2033		996	1,010
SLC Student Loan Trust
1.927% due 11/25/2042		1,340	1,345
SLM Private Education Loan Trust
3.310% due 10/15/2046		2,165	2,191
4.370% due 04/17/2028		2,420	2,475
SMB Private Education Loan Trust
1.462% due 11/15/2023		958	960
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		586	584
1.530% due 04/25/2033		230	230
1.932% due 01/25/2039		176	177
2.082% due 10/27/2036		412	417
2.510% due 08/25/2033		298	297
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,217	1,226
Utah State Board of Regents
1.521% due 01/25/2057		900	899
VOLT LLC
4.125% due 10/25/2045		124	124
4.375% due 11/27/2045		171	173
Westlake Automobile Receivables Trust
1.810% due 10/15/2019		700	699

Total United States			30,000

Total Asset-Backed Securities (Cost $51,529)			51,528

CORPORATE BONDS & NOTES 36.7%
AUSTRALIA 1.3%
BANKING & FINANCE 0.8%
Commonwealth Bank of Australia
1.750% due 11/07/2019		1,000	991
National Australia Bank Ltd.
1.375% due 07/12/2019		1,500	1,479

			2,470

INDUSTRIALS 0.5%
Wesfarmers Ltd.
1.874% due 03/20/2018		1,100	1,101
Woodside Finance Ltd.
8.750% due 03/01/2019		300	336

			1,437

Total Australia			3,907

CANADA 0.1%
INDUSTRIALS 0.1%
Suncor Energy, Inc.
6.100% due 06/01/2018		100	105
TransCanada PipeLines Ltd.
6.500% due 08/15/2018		300	319

			424

Total Canada			424

DENMARK 9.1%
BANKING & FINANCE 8.4%
BRFkredit A/S
1.000% due 01/01/2018	DKK	7,800	1,131
1.000% due 10/01/2018		3,100	454
4.000% due 01/01/2018		1,400	208
2.000% due 10/01/2017		2,600	378
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2018		600	88
2.000% due 01/01/2018		2,900	424
1.000% due 10/01/2017		2,400	347
2.000% due 10/01/2017		10,200	1,480
Nykredit Realkredit A/S
1.000% due 01/01/2018		5,500	798
4.000% due 01/01/2018		4,100	608
1.000% due 04/01/2018		9,100	1,325
2.000% due 04/01/2018		6,200	912
2.000% due 01/01/2018		1,500	220
1.000% due 04/01/2017		2,600	373
1.000% due 07/01/2017		4,100	590
1.000% due 10/01/2017		9,100	1,317
2.000% due 10/01/2017		2,200	319
2.000% due 07/01/2017		1,900	274

Realkredit Danmark A/S
1.000% due 01/01/2018	2,800	407
2.000% due 04/01/2018	7,700	1,132
1.000% due 04/01/2018	20,000	2,913
2.000% due 04/01/2017	58,200	8,349
1.000% due 04/01/2017	8,600	1,233
2.000% due 01/01/2018	3,800	555

		25,835

INDUSTRIALS 0.7%
AP Moller - Maersk A/S
2.550% due 09/22/2019	$2,100	2,112

Total Denmark		27,947

FRANCE 0.8%
BANKING & FINANCE 0.6%
Dexia Credit Local S.A.
1.875% due 09/15/2021	1,700	1,640
RCI Banque S.A.
3.500% due 04/03/2018	300	305

		1,945

UTILITIES 0.2%
Electricite de France S.A.
6.500% due 01/26/2019	500	539

Total France		2,484

GERMANY 0.2%
BANKING & FINANCE 0.2%
Deutsche Bank AG
4.250% due 10/14/2021	700	718

Total Germany		718

GUERNSEY, CHANNEL ISLANDS 0.7%
BANKING & FINANCE 0.7%
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021	2,000	2,099

Total Guernsey, Channel Islands		2,099

IRELAND 0.8%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC
4.250% due 07/01/2020	150	156
4.625% due 10/30/2020	200	212

		368

INDUSTRIALS 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	260	258
2.400% due 09/23/2021	220	216

		474

UTILITIES 0.5%
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	1,400	1,490

Total Ireland		2,332

JAPAN 2.5%
BANKING & FINANCE 1.9%
Mizuho Financial Group, Inc.
1.994% due 02/28/2022	500	501
2.273% due 09/13/2021	1,600	1,564
Sumitomo Mitsui Financial Group, Inc.
2.133% due 07/14/2021	2,200	2,225
2.165% due 10/19/2021	500	507

Sumitomo Mitsui Trust Bank Ltd.
1.610% due 03/06/2019	800	802

		5,599

INDUSTRIALS 0.6%
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	1,000	1,003
Japan Tobacco, Inc.
2.100% due 07/23/2018	900	904

		1,907

Total Japan		7,506

JERSEY, CHANNEL ISLANDS 0.7%
INDUSTRIALS 0.7%
Delphi Automotive PLC
3.150% due 11/19/2020	1,700	1,735
Heathrow Funding Ltd.
4.875% due 07/15/2023	500	536

		2,271

Total Jersey, Channel Islands		2,271

NETHERLANDS 0.4%
INDUSTRIALS 0.4%
Volkswagen International Finance NV
2.125% due 11/20/2018	1,000	1,002
4.000% due 08/12/2020	100	104

		1,106

UTILITIES 0.0%
E.ON International Finance BV
5.800% due 04/30/2018	100	104

Total Netherlands		1,210

SOUTH KOREA 0.1%
BANKING & FINANCE 0.1%
KEB Hana Bank
3.500% due 10/25/2017	200	202

Total South Korea		202

SPAIN 0.3%
INDUSTRIALS 0.3%
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	900	912

Total Spain		912

SWITZERLAND 0.3%
BANKING & FINANCE 0.3%
UBS AG
1.375% due 06/01/2017	300	300
1.905% due 06/01/2020	500	502

		802

Total Switzerland		802

UNITED KINGDOM 3.1%
BANKING & FINANCE 1.5%
Barclays PLC
3.144% due 08/10/2021	2,200	2,297
HSBC Holdings PLC
2.650% due 01/05/2022	400	412
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,200	1,185

Standard Chartered PLC
2.182% due 08/19/2019	800	806

		4,700

INDUSTRIALS 1.4%
BAT International Finance PLC
2.750% due 06/15/2020	200	202
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	2,500	2,534
Sky PLC
9.500% due 11/15/2018	1,240	1,383
Smiths Group PLC
7.200% due 05/15/2019	200	218

		4,337

UTILITIES 0.2%
BP Capital Markets PLC
1.386% due 08/14/2018	600	601

Total United Kingdom		9,638

UNITED STATES 16.3%
BANKING & FINANCE 5.9%
Air Lease Corp.
2.625% due 09/04/2018	1,200	1,210
2.125% due 01/15/2018	100	100
American Express Credit Corp.
1.793% due 03/03/2022	500	502
Aviation Capital Group Corp.
7.125% due 10/15/2020	700	802
4.625% due 01/31/2018	400	409
Citigroup, Inc.
2.225% due 08/02/2021	1,200	1,219
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	300	345
5.000% due 05/15/2018	2,300	2,377
2.240% due 06/15/2018	465	467
General Motors Financial Co., Inc.
2.573% due 01/14/2022	800	821
3.200% due 07/06/2021	800	804
2.420% due 10/04/2019	1,000	1,017
Goldman Sachs Group, Inc.
2.209% due 11/15/2021	500	506
JPMorgan Chase & Co.
1.656% due 03/09/2021	2,400	2,391
Morgan Stanley
1.842% due 02/14/2020	700	702
Protective Life Global Funding
1.999% due 09/14/2021	1,500	1,448
Santander Holdings USA, Inc.
2.504% due 11/24/2017	1,400	1,409
Wells Fargo & Co.
2.153% due 01/24/2023	1,500	1,518

		18,047

INDUSTRIALS 8.9%
Actavis, Inc.
1.875% due 10/01/2017	1,100	1,101
Broadcom Corp.
2.375% due 01/15/2020	900	900
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	672	746
Crown Castle Towers LLC
4.883% due 08/15/2040	100	107
6.113% due 01/15/2040	300	325
D.R. Horton, Inc.
3.750% due 03/01/2019	300	308
Daimler Finance North America LLC
1.500% due 07/05/2019	800	789
2.375% due 08/01/2018	200	202
ERAC USA Finance LLC
2.800% due 11/01/2018	1,000	1,012
2.350% due 10/15/2019	100	100
General Motors Co.
3.500% due 10/02/2018	1,300	1,328
Harley-Davidson Funding Corp.
6.800% due 06/15/2018	2,500	2,646
Harris Corp.
5.550% due 10/01/2021	200	222
4.400% due 12/15/2020	300	319

Humana, Inc.
7.200% due 06/15/2018		100	106
Hyundai Capital America
2.400% due 10/30/2018		1,200	1,206
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	212
Monsanto Co.
1.850% due 11/15/2018		2,500	2,497
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		2,575	2,601
2.350% due 03/04/2019		300	302
1.640% due 09/13/2019		1,600	1,605
Norfolk Southern Railway Co.
9.750% due 06/15/2020		1,500	1,838
Penske Truck Leasing Co. LP
2.500% due 06/15/2019		100	101
Pioneer Natural Resources Co.
6.875% due 05/01/2018		100	105
Ryder System, Inc.
2.250% due 09/01/2021		400	392
SBA Tower Trust
2.240% due 04/15/2043		1,100	1,101
3.156% due 10/15/2045		300	302
2.877% due 07/15/2021		400	398
SES Global Americas Holdings GP
2.500% due 03/25/2019		200	199
Textron, Inc.
3.650% due 03/01/2021		100	103
Time Warner Cable LLC
8.250% due 04/01/2019		1,000	1,115
8.750% due 02/14/2019		600	671
Viacom, Inc.
2.750% due 12/15/2019		200	202
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		1,000	997
1.520% due 05/22/2018		1,200	1,200

			27,358

UTILITIES 1.5%
AT&T, Inc.
1.617% due 01/15/2020		600	604
4.450% due 05/15/2021		300	320
2.300% due 03/11/2019		200	201
Constellation Energy Group, Inc.
5.150% due 12/01/2020		100	109
Dominion Resources, Inc.
1.600% due 08/15/2019		1,000	988
2.000% due 08/15/2021		700	680
NextEra Energy Capital Holdings, Inc.
6.000% due 03/01/2019		700	750
Verizon Communications, Inc.
2.137% due 03/16/2022		900	909

			4,561

Total United States			49,966

Total Corporate Bonds & Notes (Cost $113,235)			112,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
UNITED KINGDOM 0.6%
Business Mortgage Finance PLC
0.051% due 08/15/2040	EUR	1,402	1,451
Eurosail PLC
0.644% due 06/13/2045	GBP	55	69
Uropa Securities PLC
0.561% due 10/10/2040		400	461

Total United Kingdom			1,981

UNITED STATES 2.1%
Countrywide Home Loan Mortgage Pass-Through Trust
3.327% due 06/25/2033		$631	631
Fort Cre LLC
2.476% due 05/21/2036		2,617	2,617
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.362% due 01/15/2033		796	798
MASTR Adjustable Rate Mortgages Trust
3.050% due 11/21/2034		417	427
Waldorf Astoria Boca Raton Trust
2.262% due 06/15/2029		1,800	1,806

Total United States			6,279

Total Non-Agency Mortgage-Backed Securities (Cost $8,268)			8,260

SOVEREIGN ISSUES 0.3%
SOUTH KOREA 0.3%
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	300	227
Korea National Oil Corp.
1.753% due 03/27/2020		$700	701

Total Sovereign Issues (Cost $929)			928

U.S. GOVERNMENT AGENCIES 6.0%
UNITED STATES 6.0%
Fannie Mae
1.230% due 09/25/2046		2,708	2,713
1.250% due 08/23/2019		1,200	1,194
1.282% due 12/25/2045		777	774
1.532% due 09/25/2041		404	407
1.782% due 12/25/2039		5,329	5,410
Freddie Mac
1.220% due 07/15/2040		562	561
1.312% due 06/15/2041		500	501
1.362% due 07/15/2037		133	134
1.442% due 10/15/2033		373	374
2.818% due 09/01/2037		833	883
Ginnie Mae
1.150% due 06/20/2061 - 10/20/2066		5,286	5,287

Total U.S. Government Agencies (Cost $18,210)			18,238

U.S. TREASURY OBLIGATIONS 0.0%
UNITED STATES 0.0%
U.S. Treasury Notes
2.000% due 11/15/2026		100	97

Total U.S. Treasury Obligations (Cost $96)			97

SHORT-TERM INSTRUMENTS 17.3%
CERTIFICATES OF DEPOSIT 4.8%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		100	100
Barclays Bank PLC
1.804% due 11/06/2017		400	401
1.906% due 09/08/2017		2,900	2,907
Credit Suisse AG
1.920% due 09/12/2017		1,100	1,103
Mitsubishi UFJ Trust & Banking Corp.
1.872% due 09/19/2017		1,100	1,103
Natixis S.A.
1.846% due 09/25/2017		1,900	1,904
Norinchukin Bank
1.733% due 10/10/2017		2,000	2,006
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		1,900	1,905
Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		200	200
1.882% due 09/18/2017		3,100	3,108

			14,737

COMMERCIAL PAPER 3.9%
Anthem, Inc.
1.250% due 04/25/2017		300	300

Bell Canada
1.200% due 05/01/2017		300	300
1.200% due 05/15/2017		400	399
1.220% due 04/20/2017		800	799
1.230% due 04/17/2017		500	500
Duke Energy Corp.
1.200% due 04/13/2017		500	500
1.250% due 04/25/2017		500	499
Enbridge Energy Partners LP
1.680% due 04/18/2017		400	400
Engie
1.600% due 10/03/2017		600	596

ENI Finance USA, Inc.
1.750% due 10/02/2017		300	298
Enterprise Products Operating LLC
1.250% due 04/19/2017		300	300
Ford Motor Credit Co.
1.500% due 07/10/2017		700	697
1.650% due 10/05/2017		300	297
HP, Inc.
1.250% due 04/17/2017		600	600
Hyundai Capital America
1.300% due 04/26/2017		400	400
Marriott International
1.250% due 04/12/2017		250	250
1.250% due 05/12/2017		500	499
Mondelez International, Inc.
1.060% due 04/03/2017		800	800
1.080% due 05/22/2017		300	299
1.100% due 05/08/2017		500	499
1.100% due 05/12/2017		300	299
NiSource Finance Corp.
1.330% due 04/21/2017		400	400
ONEOK Partners LP
1.450% due 04/03/2017		300	300
1.500% due 04/10/2017		500	500
Sempra Energy Holdings
1.300% due 05/01/2017		250	250
Thermo Fisher Scientific, Inc.
1.350% due 06/13/2017		300	299
Tyson Foods, Inc.
1.250% due 04/20/2017		500	500

			11,780

REPURCHASE AGREEMENTS (d) 0.7%			2,090

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		1,000	1,003

JAPAN TREASURY BILLS 7.3%
(0.361)% due 04/10/2017 (b)(c)	JPY	2,500,000	22,456

U.S. TREASURY BILLS 0.3%
0.602% due 04/20/2017 (b)(c)(g)		$808	808

Total Short-Term Instruments (Cost $52,016)			52,874

Total Investments in Securities (Cost $244,283)			244,343

	SHARES
INVESTMENTS IN AFFILIATES 16.2%
SHORT-TERM INSTRUMENTS 16.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.2%
PIMCO Short-Term Floating NAV Portfolio III		5,025,451	49,682

Total Short-Term Instruments (Cost $49,681)			49,682

Total Investments in Affiliates (Cost $49,681)			49,682

Total Investments 96.0% (Cost $293,964)			$294,025
Financial Derivative Instruments (e)(f) (0.3)% (Cost or Premiums, net $(40))			(871)
Other Assets and Liabilities, net 4.3%			13,201

Net Assets 100.0%			$306,355

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$2,090	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(2,137)	$2,090	$2,090

Total Repurchase Agreements						$(2,137)	$2,090	$2,090

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2017	1,300	$(632)	$0	$(351)
Mini MSCI EAFE Index June Futures	Long	06/2017	1,722	2,931	0	(369)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	148	(22)	0	(24)
U.S. Treasury 10-Year Note June Futures	Short	06/2017	6	(2)	0	(1)

Total Futures Contracts				$2,275	$0	$(745)

Cash of $14,167 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	DKK	70,676	$	10,728	$593	$0
	04/2017		$508	DKK	3,478	0	(9)
	07/2017	DKK	3,477	$	510	9	0
	01/2018		7,911		1,158	6	0
	04/2018		6,995		1,023	2	(3)
BPS	04/2017		$1,366	DKK	9,359	0	(24)
	01/2018	DKK	1,530	$	223	0	0
	04/2018		15,001		2,222	25	0
BRC	07/2017		6,079		927	52	0
CBK	04/2017	JPY	1,500,000		12,922	0	(554)
	04/2017		$1,913	EUR	1,761	0	(34)
	10/2017		3,981	DKK	27,330	0	(25)
GLM	04/2017	EUR	1,504	$	1,586	0	(19)
	04/2017	GBP	667		822	0	(14)
	10/2017	DKK	24,913		3,618	12	0
	01/2018		9,816		1,433	6	(1)
	04/2018		13,910		2,037	6	(6)
HUS	04/2017		$1,534	DKK	10,623	0	(10)
	10/2017	DKK	26,932	$	4,121	222	0
	01/2018		1,463		215	2	0
	04/2018		2,579		384	6	0
JPM	05/2017	CAD	300		228	3	0
	10/2017	DKK	1,985		304	17	0
	01/2018		6,011		880	6	(1)
	04/2018		5,115		747	0	(2)
MSB	04/2017		2,675		381	0	(3)
	01/2018		1,012		147	0	(1)
TOR	01/2018		2,057		305	5	0
UAG	04/2017	JPY	1,000,000		8,609	0	(375)

Total Forward Foreign Currency Contracts						$972	$(1,081)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC EUR versus USD	$1.045	04/19/2017	EUR 1,400	$2	$2

Total Purchased Options					$2	$2

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC EUR versus USD	$1.076	04/19/2017	EUR	1,400	$(12)	$(6)
	Put - OTC EUR versus USD	1.076	04/19/2017		1,400	(12)	(16)

						$(24)	$(22)

Total Written Options						$(24)	$(22)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Royal Bank of Scotland PLC	1.000%	12/20/2017	0.416%	EUR	800	$2	$2	$4	$0
SOG	Royal Bank of Scotland PLC	1.000	12/20/2017	0.416		100	0	0	0	0

							$2	$2	$4	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,092	$(20)	$19	$0	$(1)

Total Swap Agreements					$(18)	$21	$4	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $808 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$21,528	$0	$21,528
United States	0	29,400	600	30,000
Corporate Bonds & Notes
Australia
Banking & Finance	0	2,470	0	2,470
Industrials	0	1,437	0	1,437
Canada
Industrials	0	424	0	424
Denmark
Banking & Finance	0	25,835	0	25,835
Industrials	0	2,112	0	2,112
France
Banking & Finance	0	1,945	0	1,945
Utilities	0	539	0	539
Germany
Banking & Finance	0	718	0	718
Guernsey, Channel Islands
Banking & Finance	0	2,099	0	2,099
Ireland
Banking & Finance	0	368	0	368
Industrials	0	474	0	474
Utilities	0	1,490	0	1,490
Japan
Banking & Finance	0	5,599	0	5,599
Industrials	0	1,907	0	1,907
Jersey, Channel Islands
Industrials	0	2,271	0	2,271
Netherlands
Industrials	0	1,106	0	1,106
Utilities	0	104	0	104
South Korea
Banking & Finance	0	202	0	202
Spain
Industrials	0	912	0	912
Switzerland
Banking & Finance	0	802	0	802
United Kingdom
Banking & Finance	0	4,700	0	4,700
Industrials	0	4,337	0	4,337
Utilities	0	601	0	601
United States
Banking & Finance	0	18,047	0	18,047
Industrials	0	27,358	0	27,358
Utilities	0	4,561	0	4,561
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,981	0	1,981
United States	0	3,662	2,617	6,279
Sovereign Issues
South Korea	0	928	0	928
U.S. Government Agencies
United States	0	18,238	0	18,238
U.S. Treasury Obligations
United States	0	97	0	97
Short-Term Instruments
Certificates of Deposit	0	14,737	0	14,737
Commercial Paper	0	11,780	0	11,780
Repurchase Agreements	0	2,090	0	2,090
Short-Term Notes	0	1,003	0	1,003
Japan Treasury Bills	0	22,456	0	22,456
U.S. Treasury Bills	0	808	0	808
	$0	$241,126	$3,217	$244,343

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,682	$0	$0	$49,682

Total Investments	$49,682	$241,126	$3,217	$294,025

Financial Derivative Instruments - Assets
Over the counter	$0	$978	$0	$978

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(745)	0	0	(745)
Over the counter	0	(1,104)	0	(1,104)

	$(745)	$(1,104)	$0	$(1,849)

Total Financial Derivative Instruments	$(745)	$(126)	$0	$(871)

Totals	$48,937	$241,000	$3,217	$293,154

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$600	$0	$0	$0	$0	$0	$0	$600	$0
Non-Agency Mortgage-Backed Securities
United States	2,696	0	(79)	0	0	0	0	0	2,617	0

Totals	$2,696	$600	$(79)	$0	$0	$0	$0	$0	$3,217	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States	$600	Third Party Vendor	Broker Quote	99.990
	2,617	Proxy Pricing	Base Price	100.040

Total	$3,217

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Portfolio reserves the right to change the time its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Portfolio’s investments in open-end management investment companies (other than exchange-traded funds (“ETFs”)), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2017, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2014-2016 no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 294,014	$1,365	$(1,354)	$11

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$ 48,935	$23,143	$(22,400)	$(1)	$5	$49,682	$143	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	JPY	Japanese Yen
DKK	Danish Krone	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017